Other Income - Narrative (Details) € in Thousands	1 Months Ended	12 Months Ended			13 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Jan. 31, 2024 EUR (€)	Feb. 09, 2018 USD ($)
Other Income [Line Items]
Other income				€ 5
Grant income		€ 441	€ 640	75
Net gain on divestment of intellectual property				2,931
Proceeds from sales of intangible assets, classified as investing activities				7,940
sepofarsen and ultevursen
Other Income [Line Items]
Gross proceeds from sale of intellectual property	€ 8,000
Transaction costs on sale of intellectual property	5,069
Net gain on divestment of intellectual property	2,931
Transaction costs on sale of intellectual property, repayment of grants	1,117
Transaction costs on sale of intellectual property, financial advisory fees	2,715
Transaction costs on sale of intellectual property, incentive payments	913
Transaction costs on sale of intellectual property, assignment and success fees	260
Transaction costs on sale of intellectual property, other costs	€ 64
Foundation Fighting Blindness
Other Income [Line Items]
Grant income				€ 0
Clinical support agreement | Foundation Fighting Blindness
Other Income [Line Items]
Funding receivable under agreement | $								$ 7,500,000
Agreement with RSRT that focuses on the design and development of editing oligonucleotides, phase one
Other Income [Line Items]
Grant income		€ 441	€ 574
Agreement with RSRT that focuses on the design and development of editing oligonucleotides, phase one | Maximum
Other Income [Line Items]
Funding receivable under agreement							€ 1,015
Agreement with RSRT that focuses on the design and development of editing oligonucleotides, phase two
Other Income [Line Items]
Funding received under agreement					€ 0
Agreement with RSRT that focuses on the design and development of editing oligonucleotides, phase two | Maximum
Other Income [Line Items]
Funding receivable under agreement | $						$ 8,150,000